Nature of Expenses - Summary of Detailed Information about Expenses by Nature (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of expenses [Line Items]
Total	$ 20,006	$ 18,222
Purchased and produced raw materials and product for resale [Member]
Disclosure of expenses [Line Items]
Total	12,110	11,335
Depreciation and amortization [Member]
Disclosure of expenses [Line Items]
Total	1,989	1,799
Employee costs [Member]
Disclosure of expenses [Line Items]
Total	2,450	2,205
Freight [Member]
Disclosure of expenses [Line Items]
Total	963	845
Impairment of assets [Member]
Disclosure of expenses [Line Items]
Total	824	120
Off-site warehouse costs [Member]
Disclosure of expenses [Line Items]
Total	60	51
Merger and related costs [Member]
Disclosure of expenses [Line Items]
Total	0	82
Acquisition and integration related costs [Member]
Disclosure of expenses [Line Items]
Total	60	16
Fleet fuel, repairs and maintenance [Member]
Disclosure of expenses [Line Items]
Total	222	202
Other [Member]
Disclosure of expenses [Line Items]
Total	649	642
Provincial Mining And Other Taxes [Member]
Disclosure of expenses [Line Items]
Total	204	292
Lease expense [Member]
Disclosure of expenses [Line Items]
Total	60	66
Contract Services [Member]
Disclosure of expenses [Line Items]
Total	617	567
COVID-19 [Member]
Disclosure of expenses [Line Items]
Total	48	0
Net Gain On Disposal Of Investment In Mopco [Member]
Disclosure of expenses [Line Items]
Total	$ (250)	$ 0